Stockholders' Equity (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Feb. 25, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of authorized shares of preferred stock	50,000,000
Par value of preferred stock (in dollars per share)	$ 1.00
Preferred Stock, Shares Outstanding	0
Total pre-tax stock-based compensation expense	$ 12,279,000	$ 3,012,000	$ 2,398,000
Total income tax benefit recognized in the income statement for share-based compensation	4,963,000	420,000	920,000
Proceeds from employee stock compensation plans	1,173,000	$ 0	$ 0
Total unrecognized compensation cost related to nonvested stock-based compensation awards	$ 24,696,000
Nonvested stock-based compensation expected to be realized over a weighted average period (in years)	2 years 3 months 18 days
Stock Repurchase Program, Authorized Amount				$ 200,000,000
Stock Repurchase Program, Period in Force	2 years
Treasury stock purchased (in shares)	(3,179,086)	(162,000)
Treasury Stock, Value, Acquired, Cost Method	$ 142,232,000	$ 6,870,000
Stock Repurchased During Period, Value	$ 142,200,000	$ 6,870,000
Stock-based Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of authorized common shares	5,750,000
Number of available shares to be granted	4,792,877
Performance Shares | Stock-based Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares nonvested	202,983
Total Stockholder Return (TSR) | Stock-based Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares nonvested	109,299
Weighted average fair value of options granted (in dollars per share)	$ 69.50	$ 57.49
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted to non-employee directors and certain key employees (in shares)	89,118	174,818
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares nonvested	266,821	259,867	0
Restricted stock granted to non-employee directors and certain key employees (in shares)	91,434	132,541
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted (in dollars per share)	$ 14.97	$ 14.94	$ 35.34
Maximum terms of options (in years)	10 years
Number of years upon which expected volatility is based	7 years
Total intrinsic value of options exercised	$ 1,970,000		$ 6,000
Exercised (in shares)	66,670	0	300
Total cash received from options exercised			$ 16,000
Minimum | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Minimum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year
Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Maximum | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	3 years
Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Treasury Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury Stock, Value, Acquired, Cost Method	$ 142,200,000	$ 6,870,000
Fiscal Year 2017- 2019 | Performance Shares | Stock-based Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares nonvested	97,270
Fiscal Year 2017- 2019 | Total Stockholder Return (TSR) | Stock-based Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares nonvested	52,376
Fiscal Year 2016-2018 | Performance Shares | Stock-based Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares nonvested	105,713
Fiscal Year 2016-2018 | Total Stockholder Return (TSR) | Stock-based Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares nonvested	56,923